Leases - Additional Information (Details) - USD ($)			12 Months Ended
	Mar. 31, 2023	Dec. 15, 2022	Jun. 30, 2023	Sep. 30, 2023	Jun. 30, 2022
Lessee, Lease, Description [Line Items]
Capital lease converted to a finance lease			$ 700,000
Current portion of lease liabilities			$ (6,243,000)	$ (6,210,000)	$ 0
Purchase and sale agreement		$ 8,700,000
Off-market adjustment amount		$ 300,000
Maximum
Lessee, Lease, Description [Line Items]
Lessee Lease Remaining Lease Term 1			10 years
Minimum
Lessee, Lease, Description [Line Items]
Lessee Lease Remaining Lease Term 1			1 year
Sublease
Lessee, Lease, Description [Line Items]
Lease term	4 years
Sublese interest rate amount	$ 7,500
Increased percentage of sublease interest amount	3.00%
Total consideration from sale of subleased equipment	$ 100,000